FINANCIAL RISK MANAGEMENT - Maturity Analysis of Financial Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	May 24, 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	$ 3,634	$ 3,392
Corporate borrowings	3,689	2,739
Non-recourse borrowings	26,735	26,509
Financial liabilities	2,067	3,240
Lease liabilities	4,455	4,924
Interest Expense:
Corporate borrowings	1,770	1,258
Non-recourse borrowings	7,752	7,164
Debt in breach of asset-level financial covenants		145
Subordinated notes, Maturing 2081
Interest Expense:
Non-recourse borrowings	250	250	$ 250
Annual rate			5.00%
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	3,413	2,980
Corporate borrowings	464	431
Non-recourse borrowings	2,605	2,599
Financial liabilities	390	1,510
Lease liabilities	441	459
Interest Expense:
Corporate borrowings	144	96
Non-recourse borrowings	1,244	1,046
1-2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	49	46
Corporate borrowings	517	0
Non-recourse borrowings	2,727	2,797
Financial liabilities	28	101
Lease liabilities	392	437
Interest Expense:
Corporate borrowings	130	96
Non-recourse borrowings	1,093	968
Later than two years and not later than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	12	47
Corporate borrowings	428	554
Non-recourse borrowings	10,972	11,335
Financial liabilities	21	122
Lease liabilities	1,079	1,169
Interest Expense:
Corporate borrowings	368	229
Non-recourse borrowings	2,475	2,199
5 plus years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	160	319
Corporate borrowings	2,280	1,754
Non-recourse borrowings	10,431	9,778
Financial liabilities	1,628	1,507
Lease liabilities	2,543	2,859
Interest Expense:
Corporate borrowings	1,128	837
Non-recourse borrowings	$ 2,940	$ 2,951